Fair Value Measurements And Disclosure (Gain and Losses on Equity Securities) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Total gains (losses) recognized on equity securities	$ 171	$ 301	$ (130)
Gains (losses) recognized on equity securities sold	(25)	100	(10)
Unrealized gains (losses) recognized on equity securities held at end of period	$ 196	$ 201	$ (120)